BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts balance	$ 0		$ 0	$ 0
Net income/loss	$ (286,437)	$ (292,712)	$ (1,580,733)	(540,037)
Risk-free interest rate	5.21%
Expected volatility	106.00%
Exercise prices	$ 0.0182		$ 0.0182
Common stock share prices	$ 0.0349		$ 0.0285
Selling and Marketing costs	$ 577,910	$ 292,657	$ 1,709,100	$ 541,219
Common stock, shares outstanding	65,881,177		58,582,469	37,428,394
Class A Preferred Stock [Member]
Potentially dilutive shares	2,265,400
Letter of Intent [Member]
Investments			$ 15,000
Membership Interest Purchase Agreement [Member]
Investments			$ 50,000
Minimum [Member]
Risk-free interest rate			4.79%
Expected volatility			110.00%
Exercise prices	$ 0.0228
Maximum [Member]
Risk-free interest rate			5.03%
Expected volatility			204.00%
Exercise prices	$ 0.0245